POST-EMPLOYMENT BENEFITS - Fair value of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
POST-EMPLOYMENT BENEFITS
Available immediate values	R$ 1,053	R$ 797
Realizable	570,218	834,606
Private deposits credit		1,171,009
Investments in fixed income	16,019,282	16,359,920
Investments in variable income	2,046,838	2,088,593
Investment in funds		1,853,234
Real estate investments	711,127	793,797
Structured investments	286,682	545,444
Loans and financing	527,564	562,396
Others	(3,132)	2,186
Funds receivable from the sponsor	(109,839)	(319,896)
Operating liabilities	(69,892)	(130,987)
Contingency liabilities	(278,846)	(305,669)
Investment funds	(126,621)	(82,271)
Administrative funds	(141,706)	(200,293)
Social Security funds	(9,964)	(19,849)
Total assets	R$ 19,422,764	R$ 23,153,018